Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

Collection Period Start	1-Apr-21	Distribution Date	17-May-21
Collection Period End	30-Apr-21	30/360 Days	30
Beg. of Interest Period	15-Apr-21	Actual/360 Days	32
End of Interest Period	17-May-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,027,540.24	474,546,672.83	423,704,879.89	0.2813394
Total Securities		1,506,027,540.24	474,546,672.83	423,704,879.89	0.2813394
Class A-1 Notes	2.598810%	175,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.710000%	530,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	2.760000%	437,000,000.00	110,519,132.59	59,677,339.65	0.1365614
Class A-4 Notes	2.780000%	108,000,000.00	108,000,000.00	108,000,000.00	1.0000000
Certificates	0.000000%	256,027,540.24	256,027,540.24	256,027,540.24	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	50,841,792.94	254,194.00	116.3427756	0.5816796
Class A-4 Notes	0.00	250,200.00	0.0000000	2.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	50,841,792.94	504,394.00

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					7,155,378.95
Monthly Interest					3,661,584.08

Total Monthly Payments					10,816,963.03
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					410,192.98
Aggregate Sales Proceeds Advance					3,290,806.85

Total Advances					3,700,999.83
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					60,592,854.47
Excess Wear and Tear and Excess Mileage					210,015.86
Remaining Payoffs					0.00
Net Insurance Proceeds					662,161.44
Residual Value Surplus					6,666,678.79

Total Collections					82,649,673.42

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		12,875,550.28			566
Involuntary Repossession		195,883.00			9
Voluntary Repossession		35,991.00			2
Full Termination		11,442,729.00			518
Bankruptcty		40,696.00			2
Insurance Payoff			655,291.08		35
Customer Payoff				600,373.73	39
Grounding Dealer Payoff				35,012,687.28	2,027
Dealer Purchase				6,311,865.11	321

Total		24,590,849.28	655,291.08	41,924,926.12	3,519

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	30,246	604,239,656.11	7.00000%	474,546,672.83
Total Depreciation Received		(9,630,438.05)		(8,073,217.38)
Principal Amount of Gross Losses	(54)	(951,941.49)		(750,027.12)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(161)	(3,901,769.31)		(2,995,801.59)
Scheduled Terminations	(2,793)	(49,268,694.45)		(39,022,746.85)

Pool Balance - End of Period	27,238	540,486,812.81		423,704,879.89
Remaining Pool Balance
Lease Payment				50,300,016.77
Residual Value				373,404,863.12

Total				423,704,879.89

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	82,649,673.42
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	82,649,673.42
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	432,592.93
3. Reimbursement of Sales Proceeds Advance	12,121,352.23
4. Servicing Fee:
Servicing Fee Due	395,455.56
Servicing Fee Paid	395,455.56
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	12,949,400.72
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	254,194.00
Class A-3 Notes Monthly Interest Paid	254,194.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	250,200.00
Class A-4 Notes Monthly Interest Paid	250,200.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	504,394.00
Total Note and Certificate Monthly Interest Paid	504,394.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	69,195,878.70
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	50,841,792.94
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	50,841,792.94
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	18,354,085.76

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,137.70
Required Reserve Account Amount			7,530,137.70
Beginning Reserve Account Balance			7,530,137.70
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,137.70
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			18,354,085.76
Gross Reserve Account Balance			25,884,223.46
Remaining Available Collections Released to Seller			18,354,085.76
Total Ending Reserve Account Balance			7,530,137.70

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.92
Monthly Prepayment Speed			119%
Lifetime Prepayment Speed			64%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,164,186.59
Securitization Value of Defaulted Receivables and Casualty Receivables		750,027.12	54
Aggregate Defaulted and Casualty Gain (Loss)		414,159.47
Pool Balance at Beginning of Collection Period		474,546,672.83
Net Loss Ratio
Current Collection Period		0.0873%
Preceding Collection Period		0.0953%
Second Preceding Collection Period		0.0138%
Third Preceding Collection Period		0.0460%
Cumulative Net Losses for all Periods		-0.0444%	(668,621.14)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.69%	3,263,649.22	216
61-90 Days Delinquent	0.13%	626,595.34	46
91-120 Days Delinquent	0.04%	182,787.20	11
More than 120 Days	0.01%	34,039.00	2

Total Delinquent Receivables:	0.86%	4,107,070.76	275

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.18%	0.20%
Preceding Collection Period		0.19%	0.21%
Second Preceding Collection Period		0.25%	0.28%
Third Preceding Collection Period		0.29%	0.30%
60 Day Delinquent Receivables		1,201,562.67
Delinquency Percentage		0.25%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		24,318,279.28	1,084
Securitization Value		17,668,043.43	1,084

Aggregate Residual Value Surplus (Loss)		6,650,235.85

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		426,454,894.97	25,435
Cumulative Securitization Value		363,524,977.52	25,435

Cumulative Residual Value Surplus (Loss)		62,929,917.45

Book Amount of Extensions		157,142.04
Number of Extensions		7

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			13,544,673.99
Reimbursement of Outstanding Advance			12,121,352.23
Additional Advances for current period			3,290,806.85

Ending Balance of Residual Advance			4,714,128.61

Beginning Balance of Payment Advance			928,601.45
Reimbursement of Outstanding Payment Advance			432,592.93
Additional Payment Advances for current period			410,192.98

Ending Balance of Payment Advance			906,201.50

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO